Supplement to currently effective Prospectus of each of the listed funds

                   Kemper Adjustable Rate U.S. Government Fund
                          Kemper Aggressive Growth Fund
                            Kemper Asian Growth Fund
                              Kemper Blue Chip Fund
                     Kemper California Tax-Free Income Fund
                            Kemper Cash Reserves Fund
                             Kemper Contrarian Fund
                         Kemper Diversified Income Fund
                       Kemper Emerging Markets Growth Fund
                       Kemper Emerging Markets Income Fund
                               Kemper Europe Fund
                       Kemper Florida Tax-Free Income Fund
                          Kemper Global Blue Chip Fund
                            Kemper Global Income Fund
                               Kemper Growth Fund
                             Kemper High Yield Fund
                       Kemper High Yield Opportunity Fund
                          Kemper Horizon 10+ Portfolio
                          Kemper Horizon 20+ Portfolio
                           Kemper Horizon 5 Portfolio
                   Kemper Income and Capital Preservation Fund
                     Kemper Intermediate Municipal Bond Fund
                            Kemper International Fund
                   Kemper International Growth and Income Fund
                            Kemper Latin America Fund
                      Kemper Michigan Tax-Free Income Fund
                           Kemper Municipal Bond Fund
                     Kemper New Jersey Tax-Free Income Fund
                      Kemper New York Tax-Free Income Fund
                        Kemper Ohio Tax-Free Income Fund
                    Kemper Pennsylvania Tax-Free Income Fund
                         Kemper Quantitative Equity Fund
                        Kemper Retirement Fund-Series VII
                    Kemper Short-Intermediate Government Fund
                      Kemper Small Cap Relative Value Fund
                           Kemper Small Cap Value Fund
                     Kemper Small Capitalization Equity Fund
                             Kemper Technology Fund
                            Kemper Total Return Fund
                        Kemper Texas Tax-Free Income Fund
                     Kemper U.S. Government Securities Fund
                       Kemper U.S. Growth and Income Fund
                            Kemper U.S. Mortgage Fund
                          Kemper Value + Growth Fund
                      Kemper-Dreman Financial Services Fund
                      Kemper-Dreman High Return Equity Fund


On December 22, 1997, Zurich Insurance Company ("Zurich") entered into an agreement with B.A.T Industries p.l.c. ("B.A.T") pursuant to which the financial services businesses of B.A.T will be combined with Zurich's businesses (including Zurich's 70% interest in Scudder Kemper Investments, Inc. ("Scudder Kemper")) to form a new global insurance and financial services company known as Zurich Financial Services. After the transaction is completed, by way of a dual holding company structure, current Zurich shareholders will own approximately 57% of the new organization, with the balance owned by B.A.T's current shareholders.


The transaction is expected to close in the third quarter of 1998. Upon consummation of the transaction, each Fund's investment management agreement with Scudder Kemper will be deemed to have been assigned and, therefore, will terminate. Each Board has approved new investment management agreements with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. Each new investment management agreement is to become effective upon the termination of the current investment management agreement. Each Board will seek shareholder approval of the new investment management agreements through a proxy solicitation that is currently scheduled to conclude in mid-December.


September 1, 1998
KMF-1X
501742